Acquisition of Nimbus - Schedule of Allocation of the Purchase Price (Details) - USD ($) $ in Thousands	Jan. 15, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Acquisition of Nimbus - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Goodwill		$ 99,047	$ 7,688
Acquisition of Nimbus [Member]
Acquisition of Nimbus - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Working capital	$ 21
Long terms assets	2
Long term liabilities	(84)
Goodwill	15,359
Total consideration transferred	$ 15,298